REAL ESTATE ASSETS (Schedule of Business Combination Purchase Price allocation) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Land	$ 9,873
Buildings, fixtures and improvements	41,186
Total purchase price	55,386
Acquired in-place leases and other intangibles
Business Acquisition [Line Items]
Acquired above-market leases	5,974
Above-market leases
Business Acquisition [Line Items]
Acquired above-market leases	988
Intangible lease liabilities
Business Acquisition [Line Items]
Intangible lease liabilities	$ (2,635)